ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2016
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES	7. ACCRUED LIABILITIES

All amounts in USD ‘000	June 30, 2016	December 31, 2015
Accrued Interest	1,816	1,639
Accrued Expenses	6,502	7,938
Deferred Revenue	1,348	—

Total	9,666	9,577